Consolidated Statements of Equity - CAD ($) $ in Thousands	Share capital	Share option and warrant reserve	Accumulated other comprehensive income (loss)	Deficit	Total
Balance (in shares) at Dec. 31, 2017	78,746,230
Balance at Dec. 31, 2017	$ 105,870	$ 6,046	$ (60)	$ (70,997)	$ 40,859
Comprehensive income (loss) for the year			285	(17,674)	(17,389)
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (note 13 (b)) (in shares)	11,406,586
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (note 13 (b))	$ 15,731				15,731
Share options exercised (note 13 (b)) (in shares)	220,000
Share options exercised (note 13 (b))	$ 354	(156)			$ 198
Warrants exercised (note 13 (b)) (in shares)	15,000				15,000
Warrants exercised (note 13 (b))	$ 33	(12)			$ 21
Share-based compensation (note 14 (a))		1,059			1,059
Balance (in shares) at Dec. 31, 2018	90,387,816
Balance at Dec. 31, 2018	$ 121,988	6,937	225	(88,671)	40,479
Comprehensive income (loss) for the year			(203)	(13,933)	(14,136)
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (note 13 (b)) (in shares)	3,917,709
Shares issued pursuant to bought deal financing, net of share issue costs and flow-through liability (note 13 (b))	$ 6,364				6,364
Share options exercised (note 13 (b)) (in shares)	926,250
Share options exercised (note 13 (b))	$ 1,061	(489)			$ 572
Warrants exercised (note 13 (b)) (in shares)					0
Fair value of warrants issued, net of tax (note 10)		144			$ 144
Share-based compensation (note 14 (a))		3,400			3,400
Balance (in shares) at Dec. 31, 2019	95,231,775
Balance at Dec. 31, 2019	$ 129,413	$ 9,992	$ 22	$ (102,604)	$ 36,823